Shareholder Report, Average Annual Return (Details) ITGS_MassMutual Short-Duration Bond Fund_Class C_TSR Annual {Class C}	12 Months Ended	46 Months Ended
	Sep. 30, 2025	Sep. 30, 2025
Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C - with maximum sales charge
Average Annual Return, Percent	4.18%	4.59%
Without Sales Load [Member] | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C - without sales charge
Average Annual Return, Percent	5.18%	2.01%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	2.88%	4.90%
Bloomberg U.S. Aggregate 1-3 Year Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate 1-3 Year Bond Index
Average Annual Return, Percent	4.14%	2.01%